Average Annual Total Returns - Nationwide Investor Destinations Conservative Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Morningstar® Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Morningstar® Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Morningstar® Conservative Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	2.05%	4.06%	3.57%	0.88%	2.83%	2.43%	1.24%	2.67%	2.41%	6.37%	4.50%	3.43%	7.90%	4.96%	3.86%	8.65%	5.64%	4.52%	8.47%	5.54%	4.33%	8.12%	5.22%	4.11%	9.72%	6.19%	4.79%